Document and Entity Information	Feb. 04, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001021860
Document Type	8-K
Document Period End Date	Feb. 04, 2025
Entity Registrant Name	NOV INC.
Entity Incorporation State Country Code	DE
Securities Act File Number	1-12317
Entity Tax Identification Number	76-0475815
Entity Address, Address Line One	10353 Richmond Ave.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	346
Local Phone Number	223-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false